Income Taxes (Details) - Schedule of Provision for Income Taxes - Vaso Corporation and Subsidaries [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Provision for Income Taxes [Line Items]
Federal
State	50	36
Foreign	(1)	9
Total current provision (benefit)	49	45
Federal	40	(3,724)
State	11	(1,064)
Foreign
Total deferred provision (benefit)	51	(4,788)
Total income tax provision (benefit)	$ 100	$ (4,743)
Effective income tax rate	2.04%	(72.40%)